Intangible assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 8—Intangible Assets
Intangible assets consist of the following (in thousands):

	December 31,
	2014	2013
Intangible assets:
Supplier relationships	$3,360	$3,360
Railcar leases	3,249	3,249
Historical shipper status	2,200	2,200
Trade names and trademarks	4,689	4,689
Total intangible assets	$13,498	$13,498
Accumulated amortization:
Supplier relationships	$(516)	$(258)
Railcar leases	(1,301)	(650)
Historical shipper status	(2,200)	(1,100)
Trade name and trademarks	(1,975)	(320)
Total accumulated amortization	$(5,992)	$(2,328)
Net:
Supplier relationships	$2,844	$3,102
Railcar leases	1,948	2,599
Historical shipper status	—	1,100
Trade name and trademarks	2,714	4,369
Total intangible assets, net	$7,506	$11,170

Amortization expense was approximately $3.7 million and $2.3 million for the years ended December 31, 2014 and 2013, respectively. Expected amortization expense for each of the next five years and thereafter is as follows (in thousands):

Year Ended	Amount
2015	$2,518
2016	2,012
2017	908
2018	258
2019	258
Thereafter	1,552
$7,506

During the year ended December 31, 2014, the changes in the carrying amount of goodwill were as follows (in thousands):

Balance at beginning of period	$20,603
HIE acquisition purchase price allocation adjustments (1)	183
Balance at end of period	$20,786
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(1) Please read Note 4—Acquisitions for further discussion of these adjustments.